American Funds Preservation PortfolioSM Summary prospectus April 7, 2017

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	PPVAX	PPVCX	TPPPX	PPVFX	PPEFX	PPFFX	CPPAX	CPPCX	CPPEX	TPAPX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CPPFX	RPPVX	RPPBX	RPBEX	RPPCX	RPPEX	RGMFX	RPPFX	RPPGX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated April 7, 2017, are incorporated by reference into this summary prospectus.

Investment objective The fund’s investment objective is to provide current income, consistent with preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 76 of the prospectus and on page 91 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.27%	1.00%	0.25%	0.25%	none	none	0.21%
Other expenses	0.14	0.14	0.14[2]	0.16	0.14%	0.04%[2]	0.22
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.71	1.44	0.69	0.71	0.44	0.34	0.73

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	1.00%	0.50%	0.25%	0.00%	1.00%	0.75%	0.60%
Other expenses	0.22	0.18	0.21[2]	0.22	0.15	0.40[3]	0.21
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	1.52	0.98	0.76	0.52	1.45	1.45	1.11

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	none	none	none
Other expenses	0.21	0.15	0.27%	0.10%	0.04%
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	1.01	0.70	0.57	0.40	0.34
Expense reimbursement	—	—	0.06[3,4]	—	—
Total annual fund operating expenses after expense reimbursement	1.01	0.70	0.51	0.40	0.34

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

3 Restated to reflect current fees.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

1     American Funds Preservation Portfolio / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 321	$ 247	$ 319	$ 73	$ 45	$ 35	$ 323	$ 255	$ 100	$ 328	$ 53	$ 148	$ 148
3 years	471	456	465	227	141	109	478	480	312	493	167	459	459
5 years	635	787	625	395	246	191	646	829	542	672	291	792	792
10 years	1,110	1,724	1,087	883	555	431	1,134	1,813	1,201	1,192	653	1,735	1,735

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 113	$ 103	$ 72	$ 52	$ 41	$ 35		1 year	$ 147	$ 155
3 years	353	322	224	177	128	109		3 years	456	480
5 years	612	558	390	312	224	191		5 years	787	829
10 years	1,352	1,236	871	708	505	431		10 years	1,724	1,813

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

American Funds Preservation Portfolio / Summary prospectus     2

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds bond funds. The fund will principally invest in funds that seek current income through bond investments.

When determining in which bond funds to invest, the investment adviser will predominately seek exposure to higher quality bonds (rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality) with intermediate to short-term durations. The fund may, however, invest in underlying funds with exposure to lower quality, higher yielding securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality, and to bonds with longer durations.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The investment adviser anticipates that exposure to mortgage-backed securities and asset-backed securities may help the fund generate current income. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income, consistent with preservation of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various types of bonds or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

3     American Funds Preservation Portfolio / Summary prospectus

Principal risks This section describes the principal risks associated with the fund’s and its underlying funds’ principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

American Funds Preservation Portfolio / Summary prospectus     4

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

5     American Funds Preservation Portfolio / Summary prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index to replace the Bloomberg Barclays U.S. Government/Credit 1-7 Year ex BBB Index as its broad based securities market index. The fund's investment adviser believes that the Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index better reflects the market sectors and securities in which the fund primarily invests than the Bloomberg Barclays U.S. Government/Credit 1-7 Year ex BBB Index. The Lipper Short-Intermediate Investment Grade Debt Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A — Before taxes	5/18/2012	–1.22%	0.29%
— After taxes on distributions		–1.76	–0.19
— After taxes on distributions and sale of fund shares		–0.68	0.01

Share classes (before taxes)	Inception date	1 year	Lifetime
C	5/18/2012	–0.45%	0.10%
F-1	5/18/2012	1.27	0.86
F-2	5/18/2012	1.55	1.11
529-A	5/18/2012	–1.24	0.22
529-C	5/18/2012	–0.51	0.02
529-E	5/18/2012	1.02	0.56
529-F-1	5/18/2012	1.47	1.01
R-1	5/18/2012	0.54	0.16
R-2	5/18/2012	0.48	0.10
R-2E	8/29/2014	0.83	0.66
R-3	5/18/2012	0.99	0.54
R-4	5/18/2012	1.31	0.89
R-5E	11/20/2015	1.41	1.11
R-5	5/18/2012	1.59	1.15
R-6	5/18/2012	1.65	1.18

Indexes	1 year	Lifetime (from Class A inception)
Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.24%	1.03%
Bloomberg Barclays U.S. Government/Credit 1-7 Year ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.37	1.21
Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.83	1.66

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Preservation Portfolio / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	5 years	Partner – Capital Research Global Investors
Alan N. Berro Senior Vice President	5 years	Partner – Capital World Investors
Joanna F. Jonsson Senior Vice President	2 years	Partner – Capital World Investors
James B. Lovelace Senior Vice President	5 years	Partner – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	5 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	5 years	Partner – Capital World Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.

MFGEIPX-045-0417P Litho in USA CGD/DFS/10208 Investment Company File No. 811-22656

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

American Funds Portfolio SeriesSM Summary Prospectus Amendment April 7, 2017

For the following summary prospectuses dated January 1, 2017

American Funds Global Growth PortfolioSM

American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On or about April 7, 2017, (i) each fund listed on the cover of this amendment expects to issue Class T shares and (ii) each fund listed on the cover of this amendment (other than American Funds Tax-Advantaged Income Portfolio and American Funds Tax-Exempt Preservation Portfolio) expects to issue Class 529-T shares, which will generally be available only through an account established with a 529 college savings plan managed by the American Funds organization. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the cover of this amendment and the summary prospectus for each fund is being amended hereby.

1.	The legend on the cover page of the summary prospectus for each of the funds listed on the cover of this amendment is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated April 7, 2017, are incorporated by reference into this summary prospectus.

2.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed on the cover of this amendment is amended by supplementing the “Shareholder fees” table with the additional column captioned “T and/or 529-T” set forth below. Shareholder fee information for all other share classes, as well as footnotes in the summary prospectus, remain unchanged.

Shareholder fees (fees paid directly from your investment)

Share class:	T and/or 529-T

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

3.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) supplementing the “Annual fund operating expenses” table with the additional column(s) captioned “T” and/or “529-T” set forth under such fund’s name below and (ii) supplementing the cumulative estimated expense example table under the heading “Example” with the additional column(s) captioned “T” and/or “529-T” set forth under such fund’s name below. Expense information for all other share classes (which are shown for comparative purposes only) remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

American Funds Global Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.20%	1.00%	0.25%	0.25%	none	none
Other expenses	0.13	0.13	0.12 [2]	0.15	0.13%	0.03%[2]
Acquired (underlying) fund fees and expenses	0.49	0.49	0.49	0.49	0.49	0.49
Total annual fund operating expenses	0.82	1.62	0.86	0.89	0.62	0.52

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.18%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.21	0.21	0.17	0.20 [2]	0.21
Acquired (underlying) fund fees and expenses	0.49	0.49	0.49	0.49	0.49
Total annual fund operating expenses	0.88	1.70	1.16	0.94	0.70

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$654	$265	$336	$91	$63	$53	$660	$273	$118	$346	$72
3 years	822	511	518	284	199	167	840	536	368	550	224
5 years	1,004	881	715	493	346	291	1,035	923	638	770	390
10 years	1,530	1,922	1,284	1,096	774	653	1,597	2,009	1,409	1,405	871

1	American Funds Portfolio Series / Summary Prospectus Amendment

American Funds Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.20%	1.00%	0.25%	0.25%	none	none
Other expenses	0.12	0.12	0.12 [2]	0.14	0.13%	0.02%[2]
Acquired (underlying) fund fees and expenses	0.44	0.44	0.44	0.44	0.44	0.44
Total annual fund operating expenses	0.76	1.56	0.81	0.83	0.57	0.46

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.19%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.21	0.21	0.16	0.19 [2]	0.20
Acquired (underlying) fund fees and expenses	0.44	0.44	0.44	0.44	0.44
Total annual fund operating expenses	0.84	1.65	1.10	0.88	0.64

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$648	$259	$331	$85	$58	$47	$656	$268	$112	$340	$65
3 years	804	493	502	265	183	148	828	520	350	531	205
5 years	973	850	688	460	318	258	1,014	897	606	738	357
10 years	1,463	1,856	1,227	1,025	714	579	1,553	1,955	1,340	1,334	798

American Funds Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.22%	1.00%	0.25%	0.25%	none	none
Other expenses	0.12	0.12	0.12 [2]	0.14	0.13%	0.02%[2]
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	0.71	1.49	0.74	0.76	0.50	0.39

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.22%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.21	0.20	0.16	0.19 [2]	0.20
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	0.80	1.57	1.03	0.81	0.57

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$643	$252	$324	$78	$51	$40	$652	$260	$105	$333	$58
3 years	789	471	481	243	160	125	816	496	328	509	183
5 years	947	813	651	422	280	219	994	855	569	700	318
10 years	1,407	1,779	1,145	942	628	493	1,508	1,867	1,259	1,252	714

American Funds Balanced Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.23%	1.00%	0.25%	0.25%	none	none
Other expenses	0.12	0.12	0.12 [2]	0.14	0.13%	0.02%[2]
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	0.73	1.50	0.75	0.77	0.51	0.40

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.22%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.20	0.21	0.16	0.20 [2]	0.20
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	0.80	1.59	1.04	0.83	0.58

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

American Funds Portfolio Series / Summary Prospectus Amendment	2

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$645	$253	$325	$79	$52	$41	$652	$262	$106	$335	$59
3 years	795	474	484	246	164	128	816	502	331	515	186
5 years	958	818	657	428	285	224	994	866	574	710	324
10 years	1,429	1,791	1,157	954	640	505	1,508	1,889	1,271	1,275	726

American Funds Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.23%	1.00%	0.25%	0.25%	none	none
Other expenses	0.12	0.12	0.12 [2]	0.14	0.13%	0.02%[2]
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.65	1.42	0.67	0.69	0.43	0.32

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.22%	0.99%	0.50%	0.25%	0.00%
Other expenses	0.21	0.21	0.16	0.20 [2]	0.20
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.73	1.50	0.96	0.75	0.50

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$638	$245	$317	$70	$44	$33	$645	$253	$98	$327	$51
3 years	771	449	459	221	138	103	795	474	306	490	160
5 years	916	776	614	384	241	180	958	818	531	667	280
10 years	1,339	1,702	1,064	859	542	406	1,429	1,791	1,178	1,180	628

American Funds Tax-Advantaged Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	none	none	none		none	none	none
Distribution and/or service (12b-1) fees	0.29%	1.00%	0.25%		0.25%	none	none
Other expenses	0.13	0.13	0.13	[2]	0.15	0.14%	0.03%[2]
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36		0.36	0.36	0.36
Total annual fund operating expenses	0.78	1.49	0.74		0.76	0.50	0.39

Example

Share class:	A	C	T		F-1	F-2	F-3

1 year	$452	$252	$324		$78	$51	$40
3 years	615	471	481		243	160	125
5 years	792	813	651		422	280	219
10 years	1,305	1,779	1,145		942	628	493

American Funds Preservation Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.27%	1.00%	0.25%	0.25%	none	none
Other expenses	0.14	0.14	0.14 [2]	0.16	0.14%	0.04%[2]
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.71	1.44	0.69	0.71	0.44	0.34

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.21%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.22	0.22	0.18	0.21 [2]	0.22
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.73	1.52	0.98	0.76	0.52

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$321	$247	$319	$73	$45	$35	$323	$255	$100	$328	$53
3 years	471	456	465	227	141	109	478	480	312	493	167
5 years	635	787	625	395	246	191	646	829	542	672	291
10 years	1,110	1,724	1,087	883	555	431	1,134	1,813	1,201	1,192	653

3	American Funds Portfolio Series / Summary Prospectus Amendment

American Funds Tax-Exempt Preservation Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	none	none	none		none	none	none
Distribution and/or service (12b-1) fees	0.30%	1.00%	0.25%		0.25%	none	none
Other expenses	0.15	0.16	0.15	[2]	0.17	0.17%	0.06%[2]
Acquired (underlying) fund fees and expenses[3]	0.34	0.34	0.34		0.34	0.34	0.34
Total annual fund operating expenses	0.79	1.50	0.74		0.76	0.51	0.40
Expense reimbursement[3,4]	0.03	0.03	0.03		0.03	0.03	0.03
Total annual fund operating expenses after expense reimbursement	0.76	1.47	0.71		0.73	0.48	0.37

[3]	Restated to reflect current fees.
[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3

1 year	$326	$250	$321	$75	$49	$38
3 years	493	471	478	240	161	125
5 years	675	816	648	419	282	221
10 years	1,201	1,788	1,142	939	638	502

4.	The “Investment results” section of the summary prospectus for each of the funds listed below is amended by replacing the “Calendar year total returns for Class A shares” bar chart and the “Average annual total returns” table with the updated chart and table set forth under such fund’s name below.

American Funds Global Growth Portfolio

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	Lifetime

A – Before taxes	5/18/2012	–2.18%	8.74%
– After taxes on distributions		–2.94	8.16
– After taxes on distributions and sale of fund shares		–0.48	6.97

Share classes (before taxes)	Inception date	1 year	Lifetime

C	5/18/2012	1.96%	9.29%
F-1	5/18/2012	3.70	10.11
F-2	5/18/2012	3.99	10.38
529-A	5/18/2012	–2.21	8.70
529-C	5/18/2012	1.87	9.21
529-E	5/18/2012	3.41	9.81
529-F-1	5/18/2012	3.92	10.30
R-1	5/18/2012	2.89	9.31
R-2	5/18/2012	2.98	9.31
R-2E	8/29/2014	3.71	0.67
R-3	5/18/2012	3.41	9.79
R-4	5/18/2012	3.72	10.14
R-5E	11/20/2015	3.86	1.19
R-5	5/18/2012	4.02	10.43
R-6	5/18/2012	4.05	10.45

Indexes	1 year	Lifetime (from Class A inception)

MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.86%	10.02%
Lipper Global Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.64	10.75

American Funds Portfolio Series / Summary Prospectus Amendment	4

American Funds Growth Portfolio

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	Lifetime

A – Before taxes	5/18/2012	1.37%	10.95%
– After taxes on distributions		0.40	10.24
– After taxes on distributions and sale of fund shares		1.64	8.71

Share classes (before taxes)	Inception date	1 year	Lifetime

C	5/18/2012	5.63%	11.50%
F-1	5/18/2012	7.38	12.32
F-2	5/18/2012	7.70	12.61
529-A	5/18/2012	1.32	10.89
529-C	5/18/2012	5.57	11.40
529-E	5/18/2012	7.18	12.00
529-F-1	5/18/2012	7.64	12.51
R-1	5/18/2012	6.64	11.51
R-2	5/18/2012	6.69	11.51
R-2E	8/29/2014	7.02	3.25
R-3	5/18/2012	7.13	11.99
R-4	5/18/2012	7.50	12.37
R-5E	11/20/2015	7.60	4.74
R-5	5/18/2012	7.73	12.65
R-6	5/18/2012	7.85	12.69

Indexes	1 year	Lifetime (from Class A inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	15.00%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.88
Lipper Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.66	14.07

5	American Funds Portfolio Series / Summary Prospectus Amendment

American Funds Growth and Income Portfolio

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	Lifetime

A – Before taxes	5/18/2012	1.79%	8.57%
– After taxes on distributions		0.78	7.71
– After taxes on distributions and sale of fund shares		1.87	6.73

Share classes (before taxes)	Inception date	1 year	Lifetime

C	5/18/2012	6.19%	9.13%
F-1	5/18/2012	7.99	9.93
F-2	5/18/2012	8.25	10.21
529-A	5/18/2012	1.71	8.49
529-C	5/18/2012	6.17	9.03
529-E	5/18/2012	7.72	9.62
529-F-1	5/18/2012	8.18	10.12
R-1	5/18/2012	7.19	9.11
R-2	5/18/2012	7.21	9.13
R-2E	8/29/2014	7.60	2.39
R-3	5/18/2012	7.72	9.61
R-4	5/18/2012	8.01	9.97
R-5E	11/20/2015	8.14	5.43
R-5	5/18/2012	8.29	10.26
R-6	5/18/2012	8.35	10.29

Indexes	1 year	Lifetime (from Class A inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	15.00%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.88
Bloomberg Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09	–0.05
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	10.47	11.91

American Funds Portfolio Series / Summary Prospectus Amendment	6

American Funds Balanced Portfolio

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	Lifetime

A – Before taxes	5/18/2012	–0.13%	7.62%
– After taxes on distributions		–0.94	6.99
– After taxes on distributions and sale of fund shares		0.66	6.00

Share classes (before taxes)	Inception date	1 year	Lifetime

C	5/18/2012	4.18%	8.18%
F-1	5/18/2012	5.89	8.97
F-2	5/18/2012	6.24	9.25
529-A	5/18/2012	–0.20	7.54
529-C	5/18/2012	3.99	8.06
529-E	5/18/2012	5.63	8.65
529-F-1	5/18/2012	6.08	9.16
R-1	5/18/2012	5.15	8.18
R-2	5/18/2012	5.18	8.20
R-2E	8/29/2014	5.43	2.85
R-3	5/18/2012	5.61	8.65
R-4	5/18/2012	5.92	8.98
R-5E	11/20/2015	6.13	3.95
R-5	5/18/2012	6.20	9.29
R-6	5/18/2012	6.34	9.33

Indexes	1 year	Lifetime (from Class A inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	15.00%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.88
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	1.99
Lipper Balanced Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.20	8.46

7	American Funds Portfolio Series / Summary Prospectus Amendment

American Funds Income Portfolio

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	Lifetime

A – Before taxes	5/18/2012	3.65%	5.97%
– After taxes on distributions		2.56	4.87
– After taxes on distributions and sale of fund shares		2.55	4.36

Share classes (before taxes)	Inception date	1 year	Lifetime

C	5/18/2012	8.13%	6.53%
F-1	5/18/2012	9.94	7.33
F-2	5/18/2012	10.33	7.60
529-A	5/18/2012	3.58	5.89
529-C	5/18/2012	8.14	6.44
529-E	5/18/2012	9.76	7.03
529-F-1	5/18/2012	10.16	7.51
R-1	5/18/2012	9.11	6.55
R-2	5/18/2012	9.13	6.54
R-2E	8/29/2014	9.99	3.11
R-3	5/18/2012	9.68	7.02
R-4	5/18/2012	10.07	7.37
R-5E	11/20/2015	10.08	7.48
R-5	5/18/2012	10.27	7.64
R-6	5/18/2012	10.43	7.68

Indexes	1 year	Lifetime (from Class A inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	15.00%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.88
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	1.99
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.86	5.91

American Funds Portfolio Series / Summary Prospectus Amendment	8

American Funds Tax-Advantaged Income Portfolio

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	Lifetime

A – Before taxes	5/18/2012	1.52%	7.19%
– After taxes on distributions		1.07	6.82
– After taxes on distributions and sale of fund shares		1.93	6.00

Share classes (before taxes)	Inception date	1 year	Lifetime

C	5/18/2012	3.67%	7.33%
F-1	5/18/2012	5.46	8.12
F-2	5/18/2012	5.79	8.40

Indexes	1 year	Lifetime (from Class A inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	15.00%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.88
Bloomberg Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.25	2.74
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.86	5.91

9	American Funds Portfolio Series / Summary Prospectus Amendment

American Funds Preservation Portfolio

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	Lifetime

A – Before taxes	5/18/2012	–1.22%	0.29%
– After taxes on distributions		–1.76	–0.19
– After taxes on distributions and sale of fund shares		–0.68	0.01

Share classes (before taxes)	Inception date	1 year	Lifetime

C	5/18/2012	–0.45%	0.10%
F-1	5/18/2012	1.27	0.86
F-2	5/18/2012	1.55	1.11
529-A	5/18/2012	–1.24	0.22
529-C	5/18/2012	–0.51	0.02
529-E	5/18/2012	1.02	0.56
529-F-1	5/18/2012	1.47	1.01
R-1	5/18/2012	0.54	0.16
R-2	5/18/2012	0.48	0.10
R-2E	8/29/2014	0.83	0.66
R-3	5/18/2012	0.99	0.54
R-4	5/18/2012	1.31	0.89
R-5E	11/20/2015	1.41	1.11
R-5	5/18/2012	1.59	1.15
R-6	5/18/2012	1.65	1.18

Indexes	1 year	Lifetime (from Class A inception)

Bloomberg Barclays 1–5 Year U.S. Government/Credit A+ Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.24%	1.03%
Bloomberg Barclays U.S. Government/Credit 1–7 Year ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.37	1.21
Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.83	1.66

American Funds Portfolio Series / Summary Prospectus Amendment	10

American Funds Tax-Exempt Preservation Portfolio

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	Lifetime

A – Before taxes	5/18/2012	–2.64%	1.12%
– After taxes on distributions		–2.64	1.12
– After taxes on distributions and sale of fund shares		–0.57	1.42

Share classes (before taxes)	Inception date	1 year	Lifetime

C	5/18/2012	–1.96%	0.95%
F-1	5/18/2012	–0.15	1.71
F-2	5/18/2012	0.09	1.97

Indexes	1 year	Lifetime (from Class A inception)

Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–0.15%	1.58%
Lipper Intermediate Municipal Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.16	2.01

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American Funds Portfolio Series / Summary Prospectus Amendment	14

Lit. No. MFGEBS-212-0417P   Litho in USA   CGD/ALD/10039-S58423